CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Profit or loss [abstract]
Net sales	$ 2,750,816	$ 2,585,070
Cost of sales	1,949,597	1,865,367
Gross profit	801,219	719,703
Selling, general and administrative expenses (note 16(a))	377,323	336,433
Restructuring and acquisition-related costs (note 17)	22,894	11,746
Operating income	401,002	371,524
Financial expenses, net (note 14(c))	24,186	19,686
Earnings before income taxes	376,816	351,838
Income tax expense (note 18)	14,482	5,200
Net earnings	362,334	346,638
Other comprehensive income (loss), net of related income taxes:
Cash flow hedges (note 14(d))	(27,071)	39,518
Actuarial loss on employee benefit obligations (note 12(a))	(64)	(5,239)
Other comprehensive income	(27,135)	34,279
Comprehensive income	$ 335,199	$ 380,917
Earnings per share: (note 19)
Basic (in dollars per share)	$ 1.62	$ 1.47
Diluted (in dollars per share)	$ 1.61	$ 1.47